Document and Entity Information	Jun. 11, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001653909
Document Type	8-K
Document Period End Date	Jun. 11, 2026
Entity Registrant Name	Allbirds, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40963
Entity Tax Identification Number	47-3999983
Entity Address, Address Line One	530 Washington Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(628)
Local Phone Number	225-4848
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value
Trading Symbol	BIRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false